NYSE Euronext

Paras Madho
Director
Securities Operations

20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyx.com

December 12, 2008

001-13113
CertNYS

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SAKS INCORPORATED, Preferred Share Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 9, 2008.

Sincerely,

Paras Madho

END